UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             11/12/01
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                58

Form 13F Information Table Value Total:           $127923
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: SEPTEMBER 30, 2001

                                                              FORM 13F-HR
                                                         QTR Ending 9/30/01

         COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
--------------------------- -------------  ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE
Advanced Fiber Commications     OTC IS     00754A105         877          60000    SH                                60000
AMR Corp. Del.                  COMMON     001765106        2010         105000    SH                               105000
America Home Products Corp.     COMMON     026609107         728          12500    SH                                12500
Applied Materials Inc.          OTC IS     038222105         213           7500    SH                                 7500
Avon Products Inc.              COMMON     054303102        2313          50000    SH                                50000
Bank OF America Corp,           COMMON     060505104        2920          50000    SH                                50000
Bank of Bermuda Ltd.            OTC IS     G07644100        1917          47100    SH                                47100
BJ Services Co.                 COMMON     055482103        1779         100000    SH                               100000
Barr Laboratories Inc.          COMMON     068306109        3162          40000    SH                                40000
Boston Scientific Corp.         COMMON     101137107        1025          50000    SH                                50000
Citigroup Inc.                  COMMON     172967101        2329          57500    SH                                57500
Conagra Inc.                    COMMON     205887102        1684          75000    SH                                75000
Cendent Corp.                   COMMON     151313103        3840         300000    SH                               300000
Charter Communications Inc.     OTC IS     16117M107        4350         351400    SH                               351400
CNF Transportation Inc.         COMMON     12612W104        2397         105000    SH                               105000
Cisco Systems Inc.              OTC IS     17275R102        1218         100000    SH                               100000
Curagen Corp.                   OTC IS     23126R101        1853          96000    SH                                96000
Danaher Corp. Com               COMMON     235851102         472          10000    SH                                10000
Cablevision Systems Corp.       COMMON     12686C109        5850         100000    SH                               100000
Cooper Cameron Corp             COMMON     216640102        1953          35000    SH                                35000
Danaher Corp                    COMMON     235851102        3920          70000    SH                                70000
Delta Air Lines Inc.            COMMON     247361108        2130          80900    SH                                80900
Diamond Trust Unit Series       COMMON     252787106        4418          50000    SH                                50000
Echostar Communications Co.     OTC IS     278762109        2171          93300    SH                                93300
Ensco International Inc.        COMMON     26874Q100        2924         200000    SH                               200000
FleetBoston Financial Grp.      COMMON     339030108        3675         100000    SH                               100000
General Dynamics Corp.          COMMON     369550108         662           7500    SH                                 7500
General Electric Co.            COMMON     369604103        2232          60000    SH                                60000
General Motors Corp.            COMMON     370442105       11154         260000    SH                               260000
General Motors Cl. H            COMMON     370442832        3153         236500    SH                               236500
Genta Inc.                      OTC IS     37245M207         735          71000    SH                                71000
Georgia Pacific Group           COMMON     373298108         360          12500    SH                                12500
Goldman Sachs Group Inc.        COMMON     38141G104        1070          15000    SH                                15000
HCR Manor Care. Inc.            COMMON     564055101        2108          75000    SH                                75000
Honeywell Int'l Inc.            COMMON     438516106         528          20000    SH                                20000
Ingersoll Rand Co.              COMMON     456866102        2535          75000    SH                                75000
International Paper Co.         COMMON     460146103         523          15000    SH                                15000
Laboratory Corp America Hldgs   COMMON     50540R409        4851          60000    SH                                60000
Lear Seating Corp.              COMMON     521865105        4053         150000    SH                               150000
Lowes Co.                       COMMON     548661107        2374          75000    SH                                75000
Lucent Technologies Inc.        COMMON     549463107        1146         200000    SH                               200000
McDonalds Corp                  COMMON     580135101        3121         115000    SH                               115000
Metro-Goldwyn-Mayer Inc.        COMMON     591610100        4014         236800    SH                               236800
Minnesota Mining & Mfg.         COMMON     604059105         621          37500    SH                                37500
Nextel Communications Inc.      OTC IS     65332V103         864         100000    SH                               100000
Optimal Robotics Corp.          OTC IS     68388R208         796          32500    SH                                32500
Reebock International Ltd.      COMMON     758110100        1795          86700    SH                                86700
Royal Caribbean Cruises         COMMON     V7780T103        1073         100000    SH                               100000
Rehabcare Group Inc.            COMMON     759148109        2175          50000    SH                                50000
Smith International inc.        COMMON     832110100        1798          49400    SH                                49400
Sonus Networks Inc.             OTC IS     835916107         600         200000    SH                               200000
Sun Microsystems Inc            OTC IS     866810101        1241         150000    SH                               150000
Texas Instruments Inc.          COMMON     882508104         437          17500    SH                                17500
Tyvo International Ltd.         COMMON     902124106        5233         115000    SH                               115000
Universal Health Services Cl.B  COMMON     913903100        2928          60000    SH                                60000
Viacom Cl. B                    COMMON     925524308         345          10000    SH                                10000
Visteon Corp.                   COMMON     92839U107         638          50000    SH                                50000
Xoma Corp.                      OTC IS     G9825R107         632          75000    SH                                75000
                                           Total          127923
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